Share-Based Payments - Additional Information (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($) shares d	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan | shares	20,000	19,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	141,000
Common shares issued as a result of the exercise of options | shares	117,000
Outstanding options | shares	12,000
Available for issuance as options | shares	12,000
Common shares held under employee ownership plan | shares	11,558	9,907	10,458
Other reserves for vested stock options recorded in equity | $	$ 115	$ 104
Weighted-average period recognition	2 years 21 days	2 years 25 days
SARs shares granted | shares	2,478	1,716
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 14	$ 10
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	609,406	558,053
Future unrecognized compensation cost for non-vested stock options | $	$ 9	$ 7
SARs shares vested	604,748	552,272
SARs shares granted	111,692	85,136
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards | $	$ 741	$ 763
Compensation expense | $	320	328
Net gains (loss) arising from derivatives | $	$ 131	$ (120)
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	2,243,413	1,890,117
Number of units vested	1,579,420	1,388,033
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	336,929	289,646
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	6,717,498	5,200,515
Number of units vested	4,804,239	3,390,197
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	7,382,945	7,525,441
Number of share based units vested	6,059,966	5,944,343
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 87	$ 80
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 09, 2023
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 08, 2032
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%